CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues
Net sales	$ 4,180	$ 3,694
Finance, interest and other income	465	402
Total Revenues	4,645	4,096
Costs and Expenses
Cost of goods sold	3,286	2,896
Selling, general and administrative expenses	378	319
Research and development expenses	184	132
Restructuring expenses	2	1
Interest expense	138	153
Other, net	183	142
Total Costs and Expenses	4,171	3,643
Income (loss) from continuing operations before income taxes and equity in income of unconsolidated subsidiaries and affiliates	474	453
Income tax (expense) benefit	(159)	(116)
Equity in income of unconsolidated subsidiaries and affiliates	21	26
Net income (loss) from continuing operations	336	363
Net income (loss) from discontinued operations	0	62
Net income (loss)	336	425
Net income attributable to noncontrolling interests	3	17
Net income (loss) attributable to CNH Industrial N.V.	$ 333	$ 408
Basic earnings (loss) per share attributable to common shareholders
Continuing operations ( in usd per share)	$ 0.24	$ 0.27
Discontinued operations (in usd per share)	0	0.03
Basic (in usd per share)	0.24	0.30
Diluted earnings (loss) per share attributable to common shareholders
Continuing operations (in usd per share)	0.24	0.27
Discontinued operations (in usd per share)	0	0.03
Diluted (in usd per share)	$ 0.24	$ 0.30
Earnings Per Share [Abstract]
Weighted average common shares outstanding—basic (in shares)	1,356.0	1,354.0
Weighted average common shares outstanding—diluted (in shares)	1,362.0	1,359.0
Cash dividends declared per common share (in usd per share)	$ 0	$ 0